FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assumptions

	Level in	December 31, 2021		December 31, 2020
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	1	$62,937	$62,937	$18,196	$18,196
Restricted cash	1	185	185	422	422
Cash and investment in severance benefit accounts	1	3,687	3,687	3,567	3,567

Liabilities:
Subordinated term loan(a)	2	37,991	28,376	34,756	24,327
Subordinated debt(a)	2	10,577	7,674	10,065	6,624
Senior term loan(a)	2	41,063	43,276	36,834	37,948
Convertible debt	2	41,343	44,494	—	—
Long-term debt	2	—	—	2,087	2,087
Public Warrants	1	8,510	8,510	—	—
Warrants(b)	3	1,317	1,317	7,632	7,632

(a)	As of December 31, 2021 and 2020, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan under the Fortress Credit Agreement, followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 13.8%, 17.16% and 16.83%, respectively, as of December 31, 2021. As of December 31, 2020, the senior term loan face value was adjusted for $4.7 million of original issue discounts and $1.4 million of fair value of Series H warrants issued to lenders pursuant to the Fortress Credit Agreement, resulting in the fair value of the senior term loan totaling $37.9 million, with a 12.8% implied yield. The implied yields of the subordinated term loan and subordinated debt were 17.0% and 16.6%, respectively, as of December 31, 2020.
(b)	As of December 31, 2021 and 2020, the fair value of warrants outstanding that are classified as liabilities are included in other long-term liabilities in the Company’s consolidated balance sheets. The key inputs to the valuation models that were utilized to estimate the fair value of the Post-Combination Warrants and Private Placement Warrants were as follows as of December 31, 2021:

	Post-Combination Warrants	Private Placement Warrants
Assumptions:
Stock price	$3.79	$3.79
Exercise price	$12.50 - $17.50	$11.50
Risk free rate	0.60%	1.20%
Expected volatility	67.6%	62.4%
Dividend yield	0.00%	0.00%

Schedule of assumptions

	December 31, 2021	Issuance Date
Assumptions:
Stock price	$3.79	$9.75
Conversion strike price	$12.50	$12.50
Volatility	51.00%	25.00%
Dividend yield	0.00%	0.00%
Risk free rate	0.97%	0.51%
Debt discount rate	13.80%	12.80%
Coupon interest rate	7.00%	7.00%
Face amount (in thousands)	50,000	50,000
Contingent put inputs and assumptions:
Probability of fundamental change	25%	25%

Schedule of warrants

(in thousands)	Warrants (a)	Conversion option derivative	Call and contingent put derivative
Beginning balance, December 31, 2020	$-	$-	$-
Warrants assumed in Business Combination	2,996
Issuance of convertible note payable derivative liabilities	-	7,473	639
Change in fair value	(1,679)	(6,130)	1,012
Ending balance, December 31, 2021	$1,317	$1,343	$1,651

(a)	The $7,632 thousand of Series D-1 and Series H warrants were converted as part of the Business Combination. Refer to Note 16 for a roll-forward.